UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SPC Financial, Inc.
Address: 3202 Tower Oaks Blvd. Suite 400
         Rockville, MD  20852

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mariann B. Miller
Title:     Chief Compliance Officer
Phone:     301-770-6800

Signature, Place, and Date of Signing:

 /s/  Mariann B. Miller     Rockville, MD     April 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    64

Form 13F Information Table Value Total:    $169,659 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109      353     7800 SH       SOLE                        0        0     7800
AT&T INC                       COM              00206R102      386    12618 SH       SOLE                        0        0    12618
BB&T CORP                      COM              054937107      269     9783 SH       SOLE                        0        0     9783
BECTON DICKINSON & CO          COM              075887109     1719    21590 SH       SOLE                        0        0    21590
CANADIAN NATL RY CO            COM              136375102     1411    18750 SH       SOLE                        0        0    18750
CHEVRON CORP NEW               COM              166764100      221     2055 SH       SOLE                        0        0     2055
CITIGROUP INC                  COM              172967101       64    14550 SH       SOLE                        0        0    14550
CUMMINS INC                    COM              231021106      828     7550 SH       SOLE                        0        0     7550
DOMINION RES INC VA NEW        COM              25746U109     1452    32477 SH       SOLE                        0        0    32477
E M C CORP MASS                COM              268648102     2640    99395 SH       SOLE                        0        0    99395
EXXON MOBIL CORP               COM              30231G102     1967    23380 SH       SOLE                        0        0    23380
GENERAL ELECTRIC CO            COM              369604103     2795   139398 SH       SOLE                        0        0   139398
HELMERICH & PAYNE INC          COM              423452101     2636    38375 SH       SOLE                        0        0    38375
HEWLETT PACKARD CO             COM              428236103     1136    27728 SH       SOLE                        0        0    27728
INTERNATIONAL BUSINESS MACHS   COM              459200101      277     1701 SH       SOLE                        0        0     1701
ISHARES INC                    MSCI THAILAND    464286624     1922    28775 SH       SOLE                        0        0    28775
ISHARES INC                    MSCI SWEDEN      464286756     2969    90550 SH       SOLE                        0        0    90550
ISHARES INC                    MSCI S KOREA     464286772     3169    49250 SH       SOLE                        0        0    49250
ISHARES INC                    MSCI MEX INVEST  464286822     3989    63462 SH       SOLE                        0        0    63462
ISHARES SILVER TRUST           ISHARES          46428Q109     5418   147350 SH       SOLE                        0        0   147350
ISHARES TR                     DJ SEL DIV INX   464287168      266     5100 SH       SOLE                        0        0     5100
ISHARES TR                     BARCLYS TIPS BD  464287176    43108   394910 SH       SOLE                        0        0   394910
ISHARES TR                     TRANSP AVE IDX   464287192     1765    18405 SH       SOLE                        0        0    18405
ISHARES TR                     S&P500 GRW       464287309     3306    48122 SH       SOLE                        0        0    48122
ISHARES TR                     MSCI EAFE INDEX  464287465     5075    84475 SH       SOLE                        0        0    84475
ISHARES TR                     S&P MIDCAP 400   464287507     4711    47725 SH       SOLE                        0        0    47725
ISHARES TR                     S&P NA SOFTWR    464287515     1415    22815 SH       SOLE                        0        0    22815
ISHARES TR                     S&P NA TECH FD   464287549     1628    25845 SH       SOLE                        0        0    25845
ISHARES TR                     COHEN&ST RLTY    464287564     3927    55995 SH       SOLE                        0        0    55995
ISHARES TR                     CONS SRVC IDX    464287580     2157    30550 SH       SOLE                        0        0    30550
ISHARES TR                     S&P MC 400 GRW   464287606     5947    53890 SH       SOLE                        0        0    53890
ISHARES TR                     S&P MIDCP VALU   464287705     3329    38615 SH       SOLE                        0        0    38615
ISHARES TR                     DJ US REAL EST   464287739      435     7315 SH       SOLE                        0        0     7315
ISHARES TR                     DJ US INDUSTRL   464287754     1185    16675 SH       SOLE                        0        0    16675
ISHARES TR                     S&P SMLCAP 600   464287804     3074    41790 SH       SOLE                        0        0    41790
ISHARES TR                     DJ US BAS MATL   464287838     5615    68675 SH       SOLE                        0        0    68675
ISHARES TR                     S&P SMLCP VALU   464287879     4300    56420 SH       SOLE                        0        0    56420
ISHARES TR                     S&P SMLCP GROW   464287887     3112    39380 SH       SOLE                        0        0    39380
ISHARES TR                     LARGE VAL INDX   464288109     3454    54155 SH       SOLE                        0        0    54155
ISHARES TR                     DJ PHARMA INDX   464288836      753    11350 SH       SOLE                        0        0    11350
ISHARES TR                     MSCI PERU CAP    464289842     2941    64425 SH       SOLE                        0        0    64425
LOCKHEED MARTIN CORP           COM              539830109      208     2592 SH       SOLE                        0        0     2592
MARKET VECTORS ETF TR          COAL ETF         57060U837      609    12000 SH       SOLE                        0        0    12000
MID-AMER APT CMNTYS INC        COM              59522J103     1756    27350 SH       SOLE                        0        0    27350
NOBLE ENERGY INC               COM              655044105      783     8100 SH       SOLE                        0        0     8100
OGE ENERGY CORP                COM              670837103     1839    36370 SH       SOLE                        0        0    36370
ONEOK INC NEW                  COM              682680103     1154    17254 SH       SOLE                        0        0    17254
PANERA BREAD CO                CL A             69840W108      248     1950 SH       SOLE                        0        0     1950
PEPSICO INC                    COM              713448108      223     3460 SH       SOLE                        0        0     3460
POWERSHARES ETF TRUST II       DWA DEVEL MKTS   73936Q108      610    27300 SH       SOLE                        0        0    27300
ROWAN COS INC                  COM              779382100      468    10600 SH       SOLE                        0        0    10600
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103      347     8400 SH       SOLE                        0        0     8400
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106    18441   365450 SH       SOLE                        0        0   365450
SPDR S&P 500 ETF TR            TR UNIT          78462F103      485     3659 SH       SOLE                        0        0     3659
SPHERIX INC                    COM              84842R106       26    59200 SH       SOLE                        0        0    59200
STANLEY BLACK & DECKER INC     COM              854502101      720     9400 SH       SOLE                        0        0     9400
TRANSOCEAN LTD                 REG SHS          H8817H100      289     3702 SH       SOLE                        0        0     3702
UDR INC                        COM              902653104      770    31576 SH       SOLE                        0        0    31576
UNION PAC CORP                 COM              907818108      588     5981 SH       SOLE                        0        0     5981
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      265     4650 SH       SOLE                        0        0     4650
VANGUARD INDEX FDS             SML CP GRW ETF   922908595      429     4975 SH       SOLE                        0        0     4975
VANGUARD INDEX FDS             SMALL CP ETF     922908751      356     4505 SH       SOLE                        0        0     4505
WESTPAC BKG CORP               SPONSORED ADR    961214301      826     6600 SH       SOLE                        0        0     6600
WISCONSIN ENERGY CORP          COM              976657106     1095    35900 SH       SOLE                        0        0    35900